Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 708,627,396	$ 101,332,370	¥ 91,731,395	¥ 39,133,539